Long-term debt (Schedule of Repayments of Long-Term Debt) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Year ending December 31, 2020	$ 88
2021	939
2022	843
2023	720
2024	654
Balance - Beginning of year	8,150	$ 6,537
Borrowings, net of $nil (2018 - $nil) allocated to government assistance		300
Accreted interest	1,239	1,385
Revaluation of long-term debt	(840)
Repayment of debt	(88)	(72)
Balance - End of year	8,461	8,150
Less: Current portion	(88)	(81)
Non-current portion	8,373	8,069
Debt issue costs